Supplemental Cash Flow Information - Schedule of Impact of Changes in Components of Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Supplemental Cash Flow Information [abstract]
Accounts receivable decrease (increase)	$ 58	$ (48)
Inventories increase	(39)	(57)
Sales and indirect taxes recoverable decrease	27	165
Accounts payable and accrued liabilities increase	8	39
Income taxes payable (decrease) increase, net of income taxes receivable	(30)	3
Other	(14)	43
Change in working capital	$ 10	$ 145